CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                      CHICAGO, ILLINOIS 60603



                               December 22, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


          Re:               First Trust Series Fund


Ladies and Gentlemen:

On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 and under the Investment Company Act of 1940, as amended (the "1940 Act"), Amendment No. 1 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment amends the registration statement, filed on August 10, 2010, which related to First Trust Preferred Securities and Income Fund and First Trust/Confluence Small-Cap Value Fund, each a series of the Registrant.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                --------------------------
                                                Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess